Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (14.1%)
*	Alphabet Inc. Class A	104,743	297,255
*	Alphabet Inc. Class C	98,051	279,351
*	Meta Platforms Inc. Class A	829,395	269,106
*	Netflix Inc.	153,977	98,838
	Comcast Corp. Class A	701,188	35,045
*	Charter Communications Inc. Class A	44,138	28,526
*	T-Mobile US Inc.	140,798	15,320
*	Twitter Inc.	277,638	12,199
	Activision Blizzard Inc.	159,658	9,356
*	Match Group Inc.	68,194	8,865
*	Take-Two Interactive Software Inc.	40,584	6,732
	Electronic Arts Inc.	53,460	6,641
			1,067,234
Consumer Discretionary (17.2%)
*	Amazon.com Inc.	151,536	531,447
*	Tesla Inc.	282,267	323,128
	Home Depot Inc.	266,359	106,706
	NIKE Inc. Class B	284,608	48,167
	Lowe's Cos. Inc.	174,604	42,707
	Target Corp.	113,612	27,703
	Starbucks Corp.	237,933	26,087
	McDonald's Corp.	103,917	25,418
	Dollar General Corp.	82,175	18,185
*	Chipotle Mexican Grill Inc.	9,801	16,107
	eBay Inc.	226,109	15,253
*	Etsy Inc.	44,041	12,093
*	Booking Holdings Inc.	5,411	11,373
*	O'Reilly Automotive Inc.	16,318	10,414
*	Aptiv plc	63,058	10,111
	Tractor Supply Co.	39,791	8,966
	Pool Corp.	13,974	7,743
*	AutoZone Inc.	4,192	7,617
	Domino's Pizza Inc.	12,849	6,735
	DR Horton Inc.	68,018	6,645
	Yum! Brands Inc.	44,227	5,433
*	Hilton Worldwide Holdings Inc.	35,879	4,846
	Best Buy Co. Inc.	39,203	4,189
	Garmin Ltd.	29,607	3,954
*	Caesars Entertainment Inc.	43,066	3,879
	Bath & Body Works Inc.	51,557	3,874
*	Ulta Beauty Inc.	9,692	3,721

		Shares	Market Value ($000)
*	Expedia Group Inc.	18,211	2,934
	PulteGroup Inc.	46,051	2,304
*	Penn National Gaming Inc.	34,653	1,775
			1,299,514
Consumer Staples (2.9%)
	Procter & Gamble Co.	405,399	58,613
	Costco Wholesale Corp.	81,521	43,971
	PepsiCo Inc.	201,972	32,271
	Coca-Cola Co.	473,088	24,813
	Estee Lauder Cos. Inc. Class A	45,178	15,002
	Colgate-Palmolive Co.	152,628	11,450
*	Monster Beverage Corp.	130,637	10,945
	Kimberly-Clark Corp.	44,507	5,800
	Church & Dwight Co. Inc.	57,179	5,111
	Clorox Co.	28,635	4,663
	Hershey Co.	20,735	3,680
	McCormick & Co. Inc. (Non-Voting)	38,127	3,272
	Brown-Forman Corp. Class B	31,741	2,233
	Lamb Weston Holdings Inc.	18,655	969
			222,793
Energy (0.0%)
	Hess Corp.	50,900	3,793
Financials (2.8%)
	S&P Global Inc.	83,861	38,218
	BlackRock Inc.	34,844	31,520
	MSCI Inc.	28,684	18,055
	Moody's Corp.	40,582	15,853
	Marsh & McLennan Cos. Inc.	86,357	14,164
*	SVB Financial Group	20,415	14,134
	Intercontinental Exchange Inc.	105,803	13,831
	Progressive Corp.	130,294	12,110
	Aon plc Class A	40,850	12,082
	T. Rowe Price Group Inc.	47,364	9,471
	First Republic Bank	32,528	6,820
	Nasdaq Inc.	26,479	5,381
	Brown & Brown Inc.	81,065	5,221
	Arthur J Gallagher & Co.	30,929	5,038
	MarketAxess Holdings Inc.	13,227	4,665
	Cboe Global Markets Inc.	18,872	2,433
			208,996
Health Care (11.0%)
	Thermo Fisher Scientific Inc.	136,874	86,618
	UnitedHealth Group Inc.	170,576	75,773
	Johnson & Johnson	366,356	57,126
	AbbVie Inc.	454,986	52,451
	Danaher Corp.	150,337	48,354
	Abbott Laboratories	363,920	45,770
	Eli Lilly & Co.	168,490	41,792
	Merck & Co. Inc.	422,740	31,668
*	Intuitive Surgical Inc.	86,871	28,176
	Zoetis Inc.	120,354	26,723
*	Moderna Inc.	70,829	24,962
*	Regeneron Pharmaceuticals Inc.	36,586	23,288
	Bristol-Myers Squibb Co.	402,022	21,560
	Amgen Inc.	98,769	19,643
*	Dexcom Inc.	33,670	18,942

		Shares	Market Value ($000)
*	IDEXX Laboratories Inc.	29,606	18,003
*	Vertex Pharmaceuticals Inc.	90,254	16,872
*	Align Technology Inc.	25,569	15,636
	Stryker Corp.	57,223	13,541
*	Edwards Lifesciences Corp.	123,636	13,267
	ResMed Inc.	50,608	12,898
*	Mettler-Toledo International Inc.	8,051	12,190
	Agilent Technologies Inc.	76,004	11,469
	West Pharmaceutical Services Inc.	25,732	11,391
*	IQVIA Holdings Inc.	42,686	11,061
	Humana Inc.	23,267	9,765
*	Illumina Inc.	25,537	9,329
*	Catalent Inc.	59,275	7,626
	PerkinElmer Inc.	39,002	7,105
*	Biogen Inc.	27,491	6,481
*	Charles River Laboratories International Inc.	17,519	6,410
	Bio-Techne Corp.	13,519	6,381
*	Bio-Rad Laboratories Inc. Class A	7,461	5,620
*	ABIOMED Inc.	15,786	4,969
*	Hologic Inc.	63,503	4,746
	STERIS plc	19,766	4,320
*	Waters Corp.	11,718	3,844
	Cerner Corp.	44,218	3,115
*	Incyte Corp.	41,211	2,791
	Cooper Cos. Inc.	7,033	2,648
	Teleflex Inc.	7,621	2,267
*	DaVita Inc.	23,350	2,207
	Organon & Co.	42,328	1,237
			830,035
Industrials (5.0%)
	United Parcel Service Inc. Class B	177,370	35,185
	Union Pacific Corp.	108,899	25,661
	Deere & Co.	74,082	25,598
	Caterpillar Inc.	89,510	17,307
	CSX Corp.	407,886	14,137
	Lockheed Martin Corp.	39,421	13,140
	Verisk Analytics Inc.	56,151	12,627
	FedEx Corp.	54,749	12,613
	Old Dominion Freight Line Inc.	32,645	11,595
	IHS Markit Ltd.	90,132	11,521
*	Copart Inc.	74,063	10,751
	Carrier Global Corp.	193,160	10,454
	Norfolk Southern Corp.	38,681	10,261
	Illinois Tool Works Inc.	43,898	10,191
*	Generac Holdings Inc.	21,937	9,241
	Roper Technologies Inc.	19,789	9,185
	Fastenal Co.	149,961	8,873
*	United Rentals Inc.	25,208	8,539
	Cintas Corp.	20,121	8,495
	Waste Management Inc.	52,560	8,445
	L3Harris Technologies Inc.	39,858	8,333
	Rockwell Automation Inc.	22,604	7,599
	Emerson Electric Co.	83,195	7,308
	Trane Technologies plc	38,022	7,097
	Parker-Hannifin Corp.	23,364	7,057
*	TransDigm Group Inc.	10,948	6,328
	Otis Worldwide Corp.	77,189	6,206
	Equifax Inc.	21,213	5,911

		Shares	Market Value ($000)
	AMETEK Inc.	39,405	5,379
	Kansas City Southern	16,154	4,698
	Expeditors International of Washington Inc.	38,370	4,667
	Cummins Inc.	21,491	4,508
	WW Grainger Inc.	9,280	4,467
	Jacobs Engineering Group Inc.	28,089	4,004
	Xylem Inc.	28,785	3,486
	JB Hunt Transport Services Inc.	17,324	3,312
	Quanta Services Inc.	28,061	3,193
	Fortune Brands Home & Security Inc.	27,359	2,750
	IDEX Corp.	11,886	2,669
	Rollins Inc.	78,772	2,622
	Masco Corp.	37,836	2,493
	Allegion plc	13,174	1,629
			379,535
Information Technology (43.5%)
	Apple Inc.	5,463,640	903,140
	Microsoft Corp.	2,614,616	864,366
	NVIDIA Corp.	867,035	283,312
*	Adobe Inc.	165,765	111,038
*	salesforce.com Inc.	338,025	96,324
*	PayPal Holdings Inc.	408,830	75,589
	QUALCOMM Inc.	392,465	70,863
	Visa Inc. Class A	352,324	68,270
	Mastercard Inc. Class A	206,106	64,907
	Intuit Inc.	96,002	62,622
*	Advanced Micro Devices Inc.	377,032	59,711
	Broadcom Inc.	97,080	53,751
	Applied Materials Inc.	317,990	46,805
*	ServiceNow Inc.	68,909	44,632
	Accenture plc Class A	123,553	44,158
	Lam Research Corp.	49,561	33,694
	Texas Instruments Inc.	170,239	32,749
	Oracle Corp.	315,301	28,610
	KLA Corp.	53,149	21,692
	Xilinx Inc.	86,099	19,669
*	Autodesk Inc.	76,565	19,462
*	Synopsys Inc.	53,096	18,106
*	Cadence Design Systems Inc.	96,304	17,090
	Automatic Data Processing Inc.	70,663	16,315
*	Fortinet Inc.	47,161	15,663
	Analog Devices Inc.	80,462	14,503
*	Fiserv Inc.	141,023	13,612
*	ANSYS Inc.	30,380	11,893
*	Enphase Energy Inc.	46,854	11,714
	Microchip Technology Inc.	137,367	11,461
	Amphenol Corp. Class A	129,063	10,400
*	Arista Networks Inc.	77,928	9,668
	Teradyne Inc.	57,403	8,775
	Monolithic Power Systems Inc.	15,038	8,323
*	Zebra Technologies Corp. Class A	13,551	7,979
*	Trimble Inc.	87,502	7,514
*	Tyler Technologies Inc.	14,218	7,379
*	Paycom Software Inc.	16,710	7,310
	Cognizant Technology Solutions Corp. Class A	93,271	7,273
*	Keysight Technologies Inc.	36,557	7,110
	Paychex Inc.	59,080	7,042
	Motorola Solutions Inc.	26,513	6,713

		Shares	Market Value ($000)
	TE Connectivity Ltd.	43,360	6,674
*	Qorvo Inc.	38,685	5,657
*	Gartner Inc.	15,424	4,816
	Corning Inc.	125,734	4,663
	Skyworks Solutions Inc.	29,870	4,530
*	Akamai Technologies Inc.	36,240	4,084
*	PTC Inc.	36,759	4,028
	CDW Corp.	21,078	3,991
*	VeriSign Inc.	14,231	3,414
	Broadridge Financial Solutions Inc.	20,227	3,410
*	Teledyne Technologies Inc.	7,952	3,302
*	Ceridian HCM Holding Inc.	27,605	3,020
*	FleetCor Technologies Inc.	12,356	2,559
	Citrix Systems Inc.	28,064	2,257
*	F5 Inc.	9,269	2,109
	Jack Henry & Associates Inc.	12,350	1,873
	NXP Semiconductors NV	4,816	1,076
*	IPG Photonics Corp.	5,544	910
			3,293,580
Materials (1.7%)
	Linde plc	104,230	33,160
	Sherwin-Williams Co.	58,165	19,267
	Freeport-McMoRan Inc.	316,680	11,742
	Albemarle Corp.	40,706	10,848
	Air Products and Chemicals Inc.	35,454	10,191
	Ecolab Inc.	39,844	8,824
	Newmont Corp.	152,909	8,398
	Dow Inc.	127,144	6,984
	Ball Corp.	72,733	6,797
	FMC Corp.	44,796	4,488
	Vulcan Materials Co.	19,395	3,717
	Avery Dennison Corp.	12,122	2,486
	Sealed Air Corp.	34,442	2,139
			129,041
Real Estate (1.0%)
	American Tower Corp.	80,770	21,200
	Crown Castle International Corp.	90,222	16,389
	Equinix Inc.	18,127	14,723
	SBA Communications Corp.	24,764	8,514
	Public Storage	22,792	7,462
	Extra Space Storage Inc.	22,355	4,471
	Duke Realty Corp.	54,007	3,150
			75,909
Utilities (0.5%)
	NextEra Energy Inc.	293,479	25,468
	American Water Works Co. Inc.	31,588	5,324
	AES Corp.	87,764	2,052
	NRG Energy Inc.	50,383	1,815
			34,659
Total Common Stocks (Cost $4,441,870)			7,545,089

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $12,921)	0.077%	129,215	12,922
Total Investments (99.9%) (Cost $4,454,791)				7,558,011
Other Assets and Liabilities—Net (0.1%)				5,838
Net Assets (100%)				7,563,849
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2021	26	8,398	192
E-mini S&P 500 Index	December 2021	13	2,968	11
				203

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro Devices Inc.	8/31/22	BOANA	5,410	(0.071)	1,716	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
At November 30, 2021, the counterparties had deposited in segregated accounts cash of $1,880,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,545,089	—	—	7,545,089
Temporary Cash Investments	12,922	—	—	12,922
Total	7,558,011	—	—	7,558,011

Derivative Financial Instruments
Assets
Futures Contracts[1]	203	—	—	203
Swap Contracts	—	1,716	—	1,716
Total	203	1,716	—	1,919
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.